Consolidated statements of changes in equity (deficit) - USD ($) $ in Millions	Total	Equity (deficit) attributable to equity holder of the Group	Share capital	Translation of foreign operations	Other reserves		Retained profits (accumulated losses)	Non-controlling interests
Equity, beginning balance at Dec. 31, 2014	$ (1,125)	$ (1,144)	$ 1,664	$ 119	$ (1,678)	[1]	$ (1,249)	$ 19
Comprehensive income
Profit (loss)	2,318	2,316					2,316	2
Remeasurement of defined benefit plans	167	167			167	[1]
Exchange differences on translating foreign operations	(106)	(106)		(106)
Reclassification of foreign currency translation reserve upon disposal of businesses	(452)	(452)		(452)
Comprehensive income	1,927	1,925		(558)	167	[1]	2,316	2
Change upon sale of business					(46)	[1]	46
Dividends paid to non-controlling interests	(5)							(5)
Equity, ending balance at Dec. 31, 2015	797	781	1,664	(439)	(1,557)	[1]	1,113	16
Comprehensive income
Profit (loss)	161	159					159	2
Remeasurement of defined benefit plans	74	74			74	[1]
Exchange differences on translating foreign operations	(66)	(66)		(66)
Reclassification of foreign currency translation reserve upon disposal of businesses	0
Comprehensive income	169	167		(66)	74	[1]	159	2
Change upon sale of business	(7)							(7)
Dividends paid to non-controlling interests	(2)							(2)
Equity, ending balance at Dec. 31, 2016	957	948	1,664	(505)	(1,483)	[1]	1,272	9
Comprehensive income
Profit (loss)	439	437					437	2
Remeasurement of defined benefit plans	154	154			154	[1]
Exchange differences on translating foreign operations	78	78		78
Reclassification of foreign currency translation reserve upon disposal of businesses	25	25		25
Comprehensive income	696	694		103	154	[1]	437	2
Change upon sale of business					3	[1]	(3)
Dividends paid to non-controlling interests	(1)							(1)
Equity, ending balance at Dec. 31, 2017	$ 1,652	$ 1,642	$ 1,664	$ (402)	(1,326)	[1]	$ 1,706	$ 10
Comprehensive income
Increase (decrease) from common control transactions					$ 1,561

[1]	Balances include the cumulative reduction in equity of $1,561 million from common control transactions, with the remainder consisting of the cumulative remeasurement of defined benefit plans.